Severance Indemnities and Pension Plans (Tables)	12 Months Ended
Mar. 31, 2025
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits
Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2023, 2024 and 2025 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2023	2024	2025	2023 (As Adjusted)			2024 (As Adjusted)		2025
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits		Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥41,026	¥34,653	¥31,728	¥16,793		¥97	¥13,231	¥52	¥14,759	¥52
Interest cost on projected benefit obligation	14,356	20,547	23,954	20,634		1,002	8,461	1,216	8,850	1,266
Expected return on plan assets	(84,084)	(83,130)	(95,929)	(44,590)		(3,200)	(10,810)	(1,503)	(12,443)	(1,670)
Amortization of net actuarial loss (gain)	1,446	(591)	(16,821)	7,534		155	1,362	1,191	2,112	(89)
Amortization of prior service cost	(1,396)	(1,974)	(282)	(3,115)		(432)	(945)	(426)	(1,328)	(449)
Loss (gain) on settlements and curtailment	(4,860)	(13,659)	(13,754)	84,345	(1)	—	1,803	—	15	—
Other	—	(194)	(203)	—		—	3,939	6	(2,513)	(301)
Net periodic benefit cost (income)	¥(33,512)	¥(44,348)	¥(71,307)	¥81,601		¥(2,378)	¥17,041	¥536	¥9,452	¥(1,191)

Note:
(1)One-time write off of unrecognized retirement benefit obligations of ¥84,345 million was recorded in connection with a pension buyout transaction to transfer portions of the defined benefit pension plans of MUFG Bank’s overseas branches.

Summary of Assumptions Used in Computation
The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2023	2024	2025	2023		2024		2025
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	0.86%	1.36%	1.70%	2.51%	2.21%	4.74%	4.59%	5.06%	5.00%
Discount rates in determining benefit obligation	1.36	1.70	2.89	4.76	4.68	5.06	5.06	5.22	5.26
Rates of increase in future compensation level for determining expense	3.46	3.47	3.49	5.04	—	5.09	—	5.50	—
Rates of increase in future compensation level for determining benefit obligation	3.47	3.49	3.91	5.09	—	5.50	—	5.44	—
Expected rates of return on plan assets	2.93	2.97	2.89	4.86	5.50	4.98	6.25	5.93	7.00
Cash balance crediting rate for determining expense	2.46	2.46	2.46	1.94	—	3.72	—	4.38	—
Cash balance crediting rate for determining benefit obligation	2.46	2.46	2.53	3.72	—	4.38	—	4.59	—

Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries
The following table presents the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year:

	2024(1)	2025(1)
Initial trend rate	7.50%	8.00%
Ultimate trend rate	4.00%	4.00%
Year the rate reaches the ultimate trend rate	2033	2035

Note:
(1)Fiscal years of foreign subsidiaries end on December 31. Therefore, the above table presents the rates and amounts at December 31, 2023 and 2024, respectively.
Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets
The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2024 and 2025:

	Domestic subsidiaries				Foreign offices and subsidiaries
	2024		2025		2024 (As Adjusted)		2025
	Non-contributory pension benefits and SIP		Non-contributory pension benefits and SIP		Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,547,273		¥1,448,579		¥196,696	¥24,195	¥198,793	¥25,719
Service cost	34,653		31,728		13,231	52	14,759	52
Interest cost	20,547		23,954		8,461	1,216	8,850	1,266
Plan participants’ contributions	—		—		—	477	—	430
Acquisitions/ Divestitures	(216)		(354)		1,657	—	—	—
Amendments	—		—		(608)	—	(2,075)	—
Actuarial loss (gain)	(69,696)	(1)	(109,527)	(1)	(1,199)	(643)	(5,195)	(1,107)
Benefits paid	(65,641)		(65,960)		(30,940)	(2,676)	(7,721)	(2,555)
Lump-sum payment	(18,341)		(17,908)		(4,259)	—	(5,837)	—
Translation adjustments and other	—		—		15,754	3,098	(2,258)	(411)
Benefit obligation at end of fiscal year	1,448,579		1,310,512		198,793	25,719	199,316	23,394
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,774,572		3,333,330		215,819	22,197	196,991	23,671
Actual return on plan assets	598,836		117,384		(6,764)	620	7,761	993
Employer contributions	25,521		25,184		2,045	148	2,826	228
Acquisitions/ Divestitures	42		(26)		—	—	—	—
Plan participants’ contributions	—		—		—	477	—	430
Benefits paid	(65,641)		(65,960)		(30,940)	(2,676)	(7,721)	(2,555)
Translation adjustments and other	—		(140)		16,831	2,905	(6,222)	(277)
Fair value of plan assets at end of fiscal year	¥3,333,330		¥3,409,772		¥196,991	¥23,671	¥193,635	¥22,490
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥1,902,768		¥2,116,823		¥82,633	¥1,359	¥79,809	¥—
Accrued benefit cost	(18,017)		(17,563)		(84,435)	(3,407)	(85,490)	(904)
Net amount recognized	¥1,884,751		¥2,099,260		¥(1,802)	¥(2,048)	¥(5,681)	¥(904)

Note:
(1)Significant gains and losses related to changes in the benefit obligation for the fiscal years ended March 31, 2024 and 2025 primarily result from changes in the discount rate.
Aggregated Accumulated Benefit Obligations
The aggregated accumulated benefit obligations of these plans at March 31, 2024 and 2025 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2024	2025	2024 (As Adjusted)	2025
	(in millions)
Aggregated accumulated benefit obligations	¥1,425,853	¥1,292,334	¥170,385	¥171,906

Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2024 and 2025 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2024	2025	2024 (As Adjusted)	2025
	(in millions)
Projected benefit obligations	¥24,655	¥21,768	¥94,145	¥93,518
Accumulated benefit obligations	24,655	21,768	66,949	67,399
Fair value of plan assets	7,771	5,304	9,708	8,275

Amounts Recognized in Accumulated OCI
The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2024 and 2025:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2024	2025	2024 (As Adjusted)		2025
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain)	¥(538,886)	¥(638,775)	¥38,066	¥2,105	¥34,990	¥1,685
Prior service cost	525	807	(1,743)	(1,114)	(2,467)	(659)
Gross amount recognized in Accumulated OCI	(538,361)	(637,968)	36,323	991	32,523	1,026
Taxes	121,569	152,200	(10,923)	(306)	(9,134)	(281)
Net amount recognized in Accumulated OCI	¥(416,792)	¥(485,768)	¥25,400	¥685	¥23,389	¥745

Amounts Recognized in OCI
The following table presents OCI for the fiscal years ended March 31, 2024 and 2025:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2024	2025	2024 (As Adjusted)		2025
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(585,393)	¥(130,464)	¥16,343	¥240	¥(1,570)	¥(490)
Prior service cost arising during the year	—	—	(608)	—	(2,188)	—
Losses (gains) due to amortization:
Net actuarial loss (gain)	591	16,821	(1,362)	(1,191)	(2,112)	89
Prior service cost	1,974	282	945	426	1,328	449
Curtailment and settlement	13,659	13,754	(1,803)	—	(15)	—
Foreign currency translation adjustments	—	—	3,277	162	757	(13)
Total changes in Accumulated OCI	¥(569,169)	¥(99,607)	¥16,792	¥(363)	¥(3,800)	¥35

Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits
The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2025 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	35.6%	—%	—%
Japanese debt securities	23.0	—	—
Non-Japanese equity securities	13.5	29.8	30.0
Non-Japanese debt securities	21.7	61.3	64.0
Real estate	1.2	6.9	6.0
Short-term assets and other	5.0	2.0	—
Total	100.0%	100.0%	100.0%

Estimated Future Benefit Payments
The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2026	¥82,594	¥12,170	¥2,452
2027	78,928	13,770	2,327
2028	79,260	14,523	2,169
2029	78,574	14,661	2,014
2030	77,371	15,747	1,856
Thereafter (2031-2035)	363,606	106,242	8,070

Fair Value of Each Major Category of Plan Assets
The following tables present the fair value of each major category of plan assets as of March 31, 2024 and 2025:
Pension benefits and SIP Investments:

At March 31, 2024	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥57,220	¥—	¥—	¥57,220	¥—	¥—	¥—	¥—
Non-Japanese government bonds	5,880	—	—	5,880	10,226	2,744	—	12,970
Other debt securities	4,404	112,628	2,548	119,580	—	44,397	—	44,397
Japanese marketable equity securities	1,030,420	—	—	1,030,420	—	—	—	—
Non-Japanese marketable equity securities	96,727	453	—	97,180	—	—	—	—
Other investment funds	—	—	—	—	600	45,098	—	45,698
Japanese general account of life insurance companies(1)	—	199,432	—	199,432	—	—	—	—
Other investments	16,823	11,393	—	28,216	3,363	1,414	432	5,209
Total	¥1,211,474	¥323,906	¥2,548	¥1,537,928	¥14,189	¥93,653	¥432	¥108,274

At March 31, 2025	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥51,627	¥—	¥—	¥51,627	¥—	¥—	¥—	¥—
Non-Japanese government bonds	571	—	—	571	14,948	2,449	—	17,397
Other debt securities	3,691	113,713	2,567	119,971	—	47,657	—	47,657
Japanese marketable equity securities	1,055,319	—	—	1,055,319	—	—	—	—
Non-Japanese marketable equity securities	75,941	83	—	76,024	—	—	—	—
Other investment funds	—	—	—	—	4,529	46,132	—	50,661
Japanese general account of life insurance companies(1)	—	194,758	—	194,758	—	—	—	—
Other investments	20,508	27,395	—	47,903	152	1,664	333	2,149
Total	¥1,207,657	¥335,949	¥2,567	¥1,546,173	¥19,629	¥97,902	¥333	¥117,864

Note:
(1)“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 0.95% from April 1, 2023 to March 31, 2024 and 0.94% from April 1, 2024 to March 31, 2025.
Fair Values of Certain Investments Valued at Net Asset per Share (or Its Equivalent)
The following table presents fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient that were excluded from the above table as of March 31, 2024 and 2025:

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2024		2025		2024		2025
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥74,802		¥63,276		¥—		¥—
Japanese debt securities	203,075		191,765		—		—
Non-Japanese marketable equity securities	195,320		166,045		—		—
Non-Japanese debt securities	290,985		288,808		—		—
Other	89,894		134,293		—		—
Total pooled funds	854,076		844,187		—		—
Other investment funds	941,326	(1)	1,019,412	(1)	88,717	(2)	75,771	(2)
Total	¥1,795,402		¥1,863,599		¥88,717		¥75,771

Notes:
(1)Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥899,855 million and ¥11,876 million, respectively, at March 31, 2024 and ¥977,917 million and ¥11,205 million, respectively, at March 31, 2025.
(2)Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥5,983 million, ¥50,248 million and ¥32,294 million, respectively, at March 31, 2024 and ¥5,787 million, ¥39,712 million and ¥30,093 million, respectively, at March 31, 2025.